Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr 2,669	SFr 3,419	SFr 2,024
Net income attributable to shareholders for basic earnings per share	2,669	3,419	2,024
Net income/(loss) attributable to shareholders for diluted earnings per share	SFr 2,669	SFr 3,419	SFr 2,024
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,457.0	2,524.2	2,574.2
Dilutive share options and warrants (in shares)	1.8	2.7	3.0
Dilutive share awards (in shares)	67.6	59.9	53.8
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,526.4	2,586.8	2,631.0
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 1.09	SFr 1.35	SFr 0.79
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 1.06	SFr 1.32	SFr 0.77
Weighted-average potential dilutive common shares	6.2	7.9	8.7
Weighted-average share options and warrants (antidilutive)	0.0	0.0	0.0
Weighted-average share awards (antidilutive)	0.0	0.0	0.0